ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel
Assets held for sale
Carrying amount	$ 24.4	$ 0.0	$ 47.2
Carrying amount of vessels and capitalized dry-docking	(24.4)	0.0	(47.2)
Vessels and capitalized dry-docking | Sold and delivered current period
Assets held for sale
Carrying amount	$ 102.8	$ 47.0	$ 111.4
Number of vessels | vessel	7	4	8
Vessel sales price (CF)	$ 128.2	$ 84.2	$ 169.5
Carrying amount of vessels and capitalized dry-docking	(102.8)	(47.0)	(111.4)
Bunker and lube oil cost	(3.6)	(1.5)	(4.6)
Transaction costs (CF)	(2.8)	(1.6)	(3.1)
Profit on sale	19.0	34.1	50.4
Vessels and capitalized dry-docking | Sold prior period, delivered current period
Assets held for sale
Carrying amount	$ 0.0	$ 47.2	$ 0.0
Number of vessels | vessel	0	3	0
Vessel sales price (CF)	$ 0.0	$ 67.3	$ 0.0
Carrying amount of vessels and capitalized dry-docking	0.0	(47.2)	0.0
Bunker and lube oil cost	0.0	(2.0)	0.0
Transaction costs (CF)	0.0	(0.9)	0.0
Profit on sale	$ 0.0	$ 17.2	$ 0.0
Non-current assets held for sale | Vessels and capitalized dry-docking
Assets held for sale
Number of vessels held for sale end of period | vessel	1	0	3